BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations

The fair value of the consideration transferred for PointSource acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	15,500
Working capital adjustment	3,756
Contingent consideration	9,373	(a)
Total consideration	28,629

(a)	As of December 31, 2019 included 1,086 as Other financial liabilities current. As of December 31, 2018, included 746 and 1,040 as Other financial liabilities current and non-current, respectively.
The consideration transferred for Dynaflows acquisition was calculated as follows:

Purchase price	Amount
Down payment	1,402
Installment payment	414
Total consideration	1,816	(a)

(a)	As of December 31, 2019 and 2018 the consideration was fully settled.
The fair value of the consideration transferred for L4 acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	11,000
Working capital adjustment	817	(a)
Contingent consideration	8,571	(a)
Total consideration	20,388

(a) As of December 31, 2019 and 2018 the fair value of the contingent consideration was zero.

The fair value of the consideration transferred for Small Footprint acquisition at the acquisition date was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	3,840
Working capital adjustment	488
Contingent consideration	3,029	(a)
Total consideration	7,357

(a) As of December 31, 2018, included 3,070 as other financial liabilities current.
As of December 31, 2019 and 2018, the fair values of the assets acquired, liabilities assumed and goodwill, and the preliminary fair values of the assets acquired and goodwill of BI Live determined at the date of acquisition in the business combinations are as follows:

	2019 acquisitions			2018 acquisitions

	Avanxo	Belatrix	BI Live	Small Footprint

Current Assets
Cash and cash equivalents	2,749	3,929	—	191
Investments	948	86	—	—
Trade receivables	6,931	6,125	56	1,066
Other receivables	3,624	1,119	—	45
Other assets	11,015	—	—	—

Non current assets
Other receivables	—	206	—	—
Property and equipment	500	3,181	—	48
Intangibles	6,104	8,285	—	173
Right-of-use asset	—	3,272	—	—
Deferred tax	—	184	—	—
Goodwill (1)	32,068	50,816	822	6,244

Current liabilities
Trade and other payables	(14,123)	(3,195)	—	—
Lease liabilities	—	(3,347)	—	—
Tax liabilities	(2,649)	(1,138)	—	—
Payroll and social security	(1,582)	(3,224)	—	—
Other liabilities	—	(20)	—	(410)
Borrowings	(644)	(646)	—	—
Deferred tax liabilities	(639)	—	—	—
Total consideration	44,302	65,633	878	7,357

(1)	As of December 31, 2019 and 2018, 83,706 and 6,244, are not deductible for tax purposes, respectively.
The fair value of the consideration transferred for Belatrix acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	61,468
Contingent consideration	4,165	(a)
Total consideration	65,633

(a) As of December 31, 2019 included 4,221 as Other financial liabilities current.
The fair value of the consideration transferred for WAE acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	8,500
Working capital adjustment	1,352
Installment payment	551	(a)
Contingent consideration	9,448	(a)
Total consideration	19,851

(a) As of December 31, 2019 and 2018, the consideration was fully settled.

The consideration transferred for Globant India acquisition was calculated as follows:

Purchase price	Amount
Down payment	9,324
Installment payment	2,483	(a)
Contingent consideration	8,377	(a)
Total consideration	20,184

(a)	As of December 31, 2019 and 2018 included 1,580 and 3,127 as Other financial liabilities current, respectively, and as of December 31, 2018 included 1,527 as Other financial liabilities non-current.

The fair value of the consideration transferred for Ratio acquisition was calculated as follows:

Purchase price at acquisition date	Amount
Down payment	5,800
Working capital adjustment	(97)
Contingent consideration	3,826	(a)
Total consideration	9,529

(a)	As of December 31, 2019 includes 903 as Other financial liabilities current. As of December 31, 2018 included 1,992 and 851 as Other financial liabilities current and non-current, respectively.

The fair value of the consideration transferred for Avanxo acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	42,144
Contingent consideration	2,158	(a)
Total consideration	44,302

(a) As of December 31, 2019 included as 1,147 and 1,102 as Other financial liabilities current and non-current, respectively.
The preliminary fair value of the consideration transfer for BI Live acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	366
Contingent consideration	512	(a)
Total consideration	878

(a) As of December 31, 2019 includes 515 as Other financial liabilities non-current.

Disclosure of financial liabilities

Outstanding balances of financial liabilities related to the above mentioned acquisitions as of December 31, 2019 and 2018 are as follows:

	As of December 31, 2019		As of December 31, 2018
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Clarice	1,580	—	3,127	1,527
Subscription agreement	—	—	400	—
Ratio	903	—	1,992	851
PointSource	1,086	—	746	1,040
Small Footprint	—	—	3,070	—
Avanxo	1,147	1,102	—	—
Belatrix	4,221	—	—	—
BI Live	—	515	—	—
Total	8,937	1,617	9,335	3,418

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	62,721
Investments
Mutual funds	19,384	—	—
LETEs	—	396	—
Contribution to risk funds	—	—	418
Trade receivables	—	—	156,676
Other assets	—	—	21,235
Other receivables	—	—	28,118
Other financial assets
Convertible notes	3,536	—	—
Foreign exchange forward contracts	1,220	71	—
Guarantee payments related to the future lease of a property under construction	—	—	1,383

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	36,987
Payroll and social security taxes payable	—	—	72,252
Borrowings	—	—	51,386
Other financial liabilities
Other financial liabilities related to business combinations	10,554	—	—
Lease liabilities	61,363	—	—
Tax liabilities	—	—	12,510
Other liabilities	—	—	368

	As of December 31, 2018
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	77,606
Investments
Mutual funds	4,050	—	—
LETEs	—	1,015	—
T-Bills	—	3,493	—
LECAPs	—	77	—
Contribution to risk funds	—	—	527
Trade receivables	—	—	110,898
Other receivables	—	—	49,538
Other financial assets
Convertible notes	106	—	—
Foreign exchange forward contracts	44	—	—
Other financial asset related to the acquisition of Clarice	400	—	—
Guarantee payments related to the future lease of a property under construction	—	—	345

Financial liabilities
Trade payables	—	—	17,578
Payroll and social security taxes payable	—	—	58,535
Other financial liabilities
Foreign exchange forward contracts	12	—	—
Other financial liabilities related to business combinations	12,753	—	—
Tax liabilities	—	—	7,399
Other liabilities	—	—	44

Disclosure of reconciliation of changes in goodwill
A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2019	2018
Cost
Balance at beginning of year	104,846	98,926
Additions related to new acquisitions (note 25.12)	83,706	6,244
Translation	(14)	(324)
Balance at end of year	188,538	104,846